LONG-TERM DEBT (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Disclosure of detailed information about borrowings

As at December 31,	2022	2021
Senior notes
$500 million notes issued August 2021
2.63% 10-year notes due August 2031	$495.5	$495.1
$300 million notes issued December 2017
4.625% 10-year notes due December 2027	281.2	280.8
	$776.7	$775.9
Revolving credit facility
Revolving credit facility (net of capitalized debt issuance costs)	(2.4)	(3.1)

Total debt(i)	$774.3	$772.8
(i)Balances are net of unamortized discounts and capitalized transaction costs of $8.6 million (2021: $10.0 million).